ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Accounts payable	$ 159,118	$ 81,168
Accrued officers' salary	75,000	37,500
Accrued interest	75,408	19,307
Accrued payroll taxes	57,850	32,225
Customer deposits	10,000
ACCOUNTS PAYABLE AND ACCRUED EXPENSES	$ 377,376	$ 170,200